Common Stock - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended					0 Months Ended		3 Months Ended
	Mar. 12, 2013	Jun. 30, 2013	Dec. 31, 2012	Mar. 06, 2013	Dec. 31, 2011	Sep. 24, 2011	Sep. 08, 2011	Mar. 12, 2013 OPKO Health, Inc.[Member]	Mar. 12, 2013 Maximum [Member] OPKO Health, Inc.[Member]	Mar. 31, 2013 Quoted Prices in Active Markets (Level 1) [Member]
Business Combination, Separately Recognized Transactions [Line Items]
Common stock, issued			1,394,997					1,666,666
Development and commercialization charges									$ 50,000,000
Fair value of assets acquired		12,250,000	6,173,000							12,250,000
Common stock, shares issued		11,439,985	5,289,007	3,765,230	3,347,996
Common stock, par value		$ 0.0001	$ 0.0001	$ 4.35	$ 0.0001	$ 0.0001	$ 0.01
Gross proceeds from issuance of common stock	16,400,000	15,651,000
Proceeds from issuance of common stock, net of commissions and other costs of offering	$ 15,600,000